Note 11 - Cost Method Investment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Cost Method Investment (Details) [Line Items]
Cost Method Investments	$ 1,217,617	$ 1,138,899	$ 802,202
Increase (Decrease) in Cost Method Investments	81,064	309,698
Cost-method Investments, Realized Gains	4,337,736
	2,168,868
Cost-method Investments, Other than Temporary Impairment	0	0
Ocean Butterflies Holdings [Member]
Note 11 - Cost Method Investment (Details) [Line Items]
Cost-method Investments, Realized Gains	4,337,736
	$ 2,168,868